Legal and other reserves (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reserves within equity [abstract]
Legal and other reserve	$ 4,139	$ 4,288
Distributable retained earnings	$ 0
Retained earnings, unappropriated		$ 922,821